Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before provision for (benefit from) income taxes	$ 304,048	$ (976,925)	$ 323,413
United Kingdom statutory tax rate (as a percent)	19.00%	19.25%	20.00%
Statutory tax expense (benefit)	$ 57,769	$ (188,058)	$ 64,682
Foreign tax and statutory rate differential	48,040	(71,050)	(17,013)
IRAP and state taxes	38,820	33,484	36,754
Nondeductible goodwill impairment	22,420	137,445	0
Italian tax settlement	16,664	0	15,256
Foreign tax expense, net of U.S. federal benefit	14,930	14,500	3,457
BEAT tax	13,769	0	0
GILTI tax	11,079	0	0
Change in unrecognized tax benefits	9,166	20,624	(10,914)
Tax cost of tax dividends	6,613	3,041	4,619
Tax impact of tax law and rate changes excluding the Tax Act	4,337	(2,463)	(8,422)
Nondeductible expenses	1,251	1,204	2,659
Foreign withholding and state taxes on unremitted earnings	(880)	9,290	0
Non-controlling interest	(1,132)	(2,205)	(3,605)
U.S. research and development tax credit	(2,823)	(5,052)	(4,980)
Provision to return adjustments	(2,909)	(1,334)	(6,705)
Italian allowance for corporate equity	(4,515)	(11,761)	(9,243)
Tax impact of Tax Act	(10,852)	(114,219)	0
Nontaxable foreign exchange gain	(12,384)	0	0
Change in valuation allowances	(13,723)	58,672	3,610
Capital gain taxes on sale of DoubleDown	0	94,303	0
Non-taxable gains on investments	0	0	(5,880)
Other	(6,239)	(5,835)	(5,069)
Provision for income taxes	$ 189,401	$ (29,414)	$ 59,206
Effective tax rate (as a percent)	62.30%	3.00%	18.30%